Regulatory Matters (Narrative) (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 07, 2009
Percent of common stock approved for acquisition			65.02%
Period after merger, company must operate within parameters of business plan submitted to the Federal Reserve	3 years
Leverage ratio, percentage	4.00%
Risk-based capital ratio, percentage	14.42%	16.52%
Minimum [Member]
Leverage ratio, percentage		10.00%
Risk-based capital ratio, percentage		12.00%